Lease (Details) - Schedule of Consolidated Balance Sheets - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Consolidated Balance Sheets [Abstract]
Operating lease right-of-use assets	$ 593,678	$ 1,160,563
Operating lease liabilities	$ 620,920	$ 1,220,236